Temporary Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Temporary Equity [Abstract]
Temporary Equity

10.   Temporary Equity

Preference Shares

Authorized

The Company’s Articles of Incorporation authorized an unlimited number of preference shares for issuance.

The Company filed Articles of Amendment dated May 14, 2021 to create and authorize 607,360 Class A Preferred Shares for issuance and to remove the class of preference shares previously authorized. These Class A Preferred Shares rank senior to the Common Shares and have conversion rights that allow each Class A Preferred Share to be converted at the option of the holder at any time and without payment of additional consideration into such number of fully paid and non-assessable Voting Common Shares as is determined by dividing the original issue price of such Class A Preferred Share by the conversion price at the time of conversion, which is initially equal to the original issue price subject to various adjustments.

Issued and outstanding

On May 14, 2021, the Company issued 606.36 Class A Preferred Shares, which were subsequently converted into 606,360 Class A Preference Shares on a stock split in the ratio of 1,000-to-1. No other preference shares have been issued as of or at any time prior to June 30, 2022. These Class A Preferred Shares are redeemable for Class A Common shares of the Company upon a change of control event. As part of the transaction, the holders of these Class A Preferred Shares were also granted an option to purchase additional Common shares in the Company (the “Option Liability”) at a discount of 30%, subject to certain conditions. The total fair value of this financing arrangement was determined to be $35,714,286 due to the upper limit on the discount price provided to the investors. Gross proceeds of $25,000,000 were allocated between the Class A Preferred Shares and the Option Liability by first determining the fair value of the Option Liability at $7,500,000 using a probability weighted scenario over the likelihood of this option to be exercised, with the remaining

$17,500,000 allocated to equity (using a residual value method). Because these Class A Preferred Shares are redeemable upon an event that is outside the control of the Company, these have been classified and presented as temporary equity on the condensed consolidated interim balance sheet.

Transaction costs of $1,015,424 were allocated pro rata between the two components: expenses of $304,627 related to the Option Liability are recorded as finance costs in the consolidated statements of comprehensive loss for the year ended December 31, 2021 with the remaining balance recorded against the value of the Class A Preferred Shares.

Option Liability

As described above, on May 14, 2021, the Class A Preferred Shareholders were granted the right to exercise options for an additional 606.36 Class A Common shares (606,360 post stock split) in the Company subject to certain conditions. The grant date fair value was determined based on the maximum discount available to these Class A Preferred Shareholders and the probability of the conditions attached to this option being met. The change in fair value of this Option Liability is on account of the Company’s re-assessment of the probability of the conditions attached to this option at each reporting period. As the Option Liability was exercised on November 24, 2021, a change in fair value of the Option Liability of $3,214,286 was recorded in the consolidated statements of comprehensive loss (representing the maximum benefit of $10,714,286) in the Annual Financial Statements, and the balance of the liability was extinguished via an increase to the value of the Class A Common shares issued. See Note 11 for further details.

12.    Temporary Equity

Preference Shares

Authorized

The Company’s Articles of Incorporation authorized an unlimited number of preference shares for issuance.

The Company filed Articles of Amendment dated May 14, 2021 to create and authorize 607,360 Class A Preferred Shares for issuance and to remove the class of preference shares previously authorized. These Class A Preferred Shares rank senior to the Common Shares and have conversion rights that allow each Class A Preferred Share to be converted at the option of the holder at any time and without payment of additional consideration into such number of fully paid and non-assessable Voting Common Shares as is determined by dividing the original issue price of such Class A Preferred Share by the conversion price at the time of conversion, which is initially equal to the original issue price subject to various adjustments.

Issued and outstanding

On May 14, 2021, the Company issued 606.36 Class A Preferred Shares, which were subsequently converted into 606,360 Class A Preference Shares on a stock split in the ratio of 1,000-to-1. No other preference shares have been issued as at or at any time prior to December 31, 2021. These Class A Preferred Shares are redeemable for Class A Common shares of the Company upon a change of control event. As part of the transaction, the holders of these Class A Preferred Shares were also granted an option to purchase additional Common shares in the Company (the “Option Liability”) at a discount of 30%, subject to certain conditions. The total fair value of this financing arrangement was determined to be $35,714,286 due to the upper limit on the discount price provided to the investors. Gross proceeds of $25,000,000 were allocated between the Class A Preferred Shares and the Option Liability by first determining the fair value of the Option Liability at $7,500,000 using a probability weighted scenario over the likelihood of this option to be exercised, with the remaining $17,500,000 allocated to equity (using a residual value method). Because these Class A Preferred Shares are redeemable upon an event that is outside the control of the Company, these have been classified and presented as temporary equity on the consolidated balance sheet.

Transaction costs of $1,015,424 were allocated pro rata between the two components: expenses of $304,627 related to the Option Liability are recorded as finance costs in the consolidated statements of comprehensive loss for the year ended December 31, 2021 with the remaining balance recorded against the value of the Class A Preferred Shares.

Option Liability

As described above, on May 14, 2021, the Class A Preferred Shareholders were granted the right to exercise options for an additional 606.36 Class A Common shares (606,360 post stock split) in the Company subject to certain conditions. The grant date fair value was determined based on the maximum discount available to these Class A Preferred Shareholders and the probability of the conditions attached to this option being met. The change in fair value of this Option Liability is on account of the Company’s re-assessment of the probability of the conditions attached to this option at each reporting period. As the Option Liability was exercised on November 24, 2021, a change in fair value of the Option Liability of $3,214,286 was recorded in the consolidated statements of comprehensive loss (representing the maximum benefit of $10,714,286) and the balance of the liability was extinguished via an increase to the value of the Class A Common shares issued. See Note 13 for further details.